Treasury Instruments - Unpledged and Pledged - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Treasury Instruments [Abstract]
Financial assets unpledged as collateral, treasuries and other instruments	$ 609.7	$ 542.6
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 2,959.0	$ 2,363.0